Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 3.0%
224,567	Berry Global, Inc. 6.972% (3-Month Term SOFR+175 basis points), 7/1/2026[2,3,4]	$224,815
246,850	Citadel Securities LP 7.946% (1-Month Term SOFR+250 basis points), 2/2/2028[2,3,4]	246,657
247,500	Flutter Financing B.V. 8.092% (1-Month Term SOFR+325 basis points), 7/4/2028[2,3,4,5]	248,242
250,000	Hilton Worldwide Finance LLC 7.170% (3-Month Term SOFR+175 basis points), 6/21/2026[2,3,4]	250,200
249,361	KFC Holding Co. 7.195% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	249,627
250,000	Match Group, Inc. 7.298% (1-Month Term SOFR+175 basis points), 2/13/2027[2,3,4]	249,375
212,500	SkyMiles IP Ltd. 8.558% (1-Month Term SOFR+375 basis points), 10/20/2027[2,3,4,5]	220,270
246,348	Trans Union LLC 7.166% (1-Month Term SOFR+175 basis points), 11/15/2026[2,3,4]	246,451
250,000	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4,6,7]	250,195
	Total Bank Loans
	(Cost $2,166,482)	2,185,832
	BONDS — 96.7%
	ASSET-BACKED SECURITIES — 56.3%
	Ally Auto Receivables Trust
178,164	Series 2022-1, Class A2, 2.670%, 4/15/2025[3]	177,741
400,000	Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	399,809
622,793	Ares CLO Ltd. Series 2017-42A, Class AR, 6.527% (3-Month Term SOFR+118.16 basis points), 1/22/2028[3,4,8]	622,522
781,285	Ares XL CLO Ltd. Series 2016-40A, Class A1RR, 6.440% (3-Month Term SOFR+113.16 basis points), 1/15/2029[3,4,8]	780,077
941,690	BlueMountain Fuji U.S. CLO II Ltd. Series 2017-2A, Class A1AR, 6.588% (3-Month Term SOFR+126.16 basis points), 10/20/2030[3,4,8]	941,495
	BMW Vehicle Lease Trust
400,000	Series 2021-2, Class A4, 0.430%, 1/27/2025[3]	393,506
269,604	Series 2022-1, Class A3, 1.100%, 3/25/2025[3]	266,450
933,036	Capital Four U.S. CLO II Ltd. Series 2022-1A, Class A1, 7.466% (3-Month Term SOFR+214 basis points), 10/20/2030[3,4,8]	934,484
215,728	Capital One Prime Auto Receivables Trust Series 2022-1, Class A2, 2.710%, 6/16/2025[3]	214,264

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,612,683	Carbone Clo Ltd. Series 2017-1A, Class A1, 6.728% (3-Month Term SOFR+140.16 basis points), 1/20/2031[3,4,8]	$1,612,197
620,897	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class A1R2, 6.540% (3-Month Term SOFR+123.16 basis points), 4/17/2031[3,4,8]	618,824
1,194,554	Carlyle U.S. CLO, Ltd. Series 2017-1A, Class A1R, 6.588% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,8]	1,189,547
	CarMax Auto Owner Trust
334,372	Series 2022-2, Class A2A, 2.810%, 5/15/2025[3]	333,431
520,281	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	506,143
	CIFC Funding Ltd.
416,672	Series 2015-3A, Class AR, 6.452% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,8]	415,282
987,388	Series 2015-1A, Class ARR, 6.717% (3-Month Term SOFR+137.16 basis points), 1/22/2031[3,4,8]	985,696
500,000	Series 2013-3RA, Class A1, 6.587% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,8]	498,250
800,000	Series 2018-3A, Class A, 6.672% (3-Month Term SOFR+136.16 basis points), 7/18/2031[3,4,8]	800,577
453,975	CNH Equipment Trust Series 2022-C, Class A2, 5.420%, 7/15/2026[3]	452,816
119,323	Daimler Trucks Retail Trust Series 2022-1, Class A2, 5.070%, 9/16/2024[3]	119,131
89,941	DLLMT LLC Series 2023-1A, Class A1, 5.533%, 5/20/2024[3,8]	89,919
488,087	Dryden 41 Senior Loan Fund Series 2015-41A, Class AR, 6.540% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,8]	486,337
	Fifth Third Auto Trust
275,933	Series 2023-1, Class A1, 5.618%, 8/15/2024[3]	276,002
400,000	Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	399,792
440,260	Flatiron CLO 17 Ltd. Series 2017-1A, Class AR, 6.606% (3-Month Term SOFR+124.16 basis points), 5/15/2030[3,4,8]	439,473
	Ford Credit Auto Lease Trust
948,473	Series 2022-A, Class A3, 3.230%, 5/15/2025[3]	941,241
424,066	Series 2023-A, Class A2A, 5.190%, 6/15/2025[3]	423,108
487,237	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	485,375

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
356,255	Galaxy CLO Ltd. Series 2017-23A, Class AR, 6.477% (3-Month Term SOFR+113.16 basis points), 4/24/2029[3,4,8]	$355,239
	GM Financial Automobile Leasing Trust
728,019	Series 2021-3, Class A3, 0.390%, 10/21/2024[3]	723,341
1,192,049	Series 2022-1, Class A3, 1.900%, 3/20/2025[3]	1,176,869
	GM Financial Consumer Automobile Receivables Trust
178,393	Series 2022-2, Class A2, 2.520%, 5/16/2025[3]	177,421
155,925	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	153,549
96,607	Series 2021-1, Class A3, 0.350%, 10/16/2025[3]	94,618
750,000	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	725,692
445,003	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	443,291
905,703	Goldentree Loan Management U.S. Clo 2 Ltd. Series 2017-2A, Class AR, 6.498% (3-Month Term SOFR+117.16 basis points), 11/20/2030[3,4,8]	903,636
1,000,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class CR2, 7.731% (3-Month Term SOFR+236.16 basis points), 10/29/2029[3,4,8]	1,001,564
303,624	Grippen Park CLO Ltd. Series 2017-1A, Class A, 6.848% (3-Month Term SOFR+152.16 basis points), 1/20/2030[3,4,8]	303,524
	Honda Auto Receivables Owner Trust
231,130	Series 2020-3, Class A3, 0.370%, 10/18/2024[3]	229,207
278,320	Series 2021-1, Class A3, 0.270%, 4/21/2025[3]	273,394
33,869	HPEFS Equipment Trust Series 2021-2A, Class A3, 0.360%, 9/20/2028[3,8]	33,772
	Hyundai Auto Lease Securitization Trust
30,040	Series 2023-B, Class A1, 5.250%, 5/15/2024[3,8]	30,036
237,140	Series 2022-B, Class A2A, 2.750%, 10/15/2024[3,8]	236,673
800,000	Series 2023-A, Class A3, 5.050%, 1/15/2026[3,8]	793,280
400,000	Series 2021-C, Class B, 0.760%, 2/17/2026[3,8]	390,787
1,075,368	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	1,039,474
750,000	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	747,635
500,000	LCM XIV LP Series 14A, Class AR, 6.628% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,8]	496,329
540,000	LCM XVIII LP Series 18A, Class BR, 7.188% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,8]	533,774

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Madison Park Funding Ltd.
231,946	Series 2013-11A, Class AR2, 6.507% (3-Month Term SOFR+116.16 basis points), 7/23/2029[3,4,8]	$231,513
500,000	Series 2019-33A, Class AR, 6.598% (3-Month Term SOFR+129 basis points), 10/15/2032[3,4,8]	496,629
637,731	Magnetite Ltd. Series 2012-7A, Class A1R2, 6.370% (3-Month Term SOFR+106.16 basis points), 1/15/2028[3,4,8]	637,396
250,000	Mariner CLO LLC Series 2016-3A, Class BR2, 7.107% (3-Month Term SOFR+176.16 basis points), 7/23/2029[3,4,8]	249,722
1,564,000	Mercedes-Benz Auto Lease Trust Series 2021-B, Class A4, 0.510%, 3/15/2027[3]	1,530,532
140,294	MMAF Equipment Finance LLC Series 2022-A, Class A2, 2.770%, 2/13/2025[3,8]	139,141
433,204	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 6.719% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,8]	432,872
	Nissan Auto Receivables Owner Trust
47,500	Series 2020-A, Class A3, 1.380%, 12/16/2024[3]	47,358
392,600	Series 2019-C, Class A4, 1.950%, 5/15/2026[3]	389,648
1,848,704	OCP CLO Ltd. Series 2014-7A, Class A1RR, 6.708% (3-Month Term SOFR+138.16 basis points), 7/20/2029[3,4,8]	1,845,918
49,050	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A1, 5.365%, 5/22/2024[3,8]	49,038
500,000	Rad CLO 3 Ltd. Series 2019-3A, Class A, 7.050% (3-Month Term SOFR+174.16 basis points), 4/15/2032[3,4,8]	500,032
500,000	Regatta Funding LP Series 2013-2A, Class CR2, 9.270% (3-Month Term SOFR+396.16 basis points), 1/15/2029[3,4,8]	500,646
	Santander Retail Auto Lease Trust
89,859	Series 2021-A, Class A3, 0.510%, 7/22/2024[3,8]	89,567
689,162	Series 2021-B, Class A3, 0.510%, 8/20/2024[3,8]	685,544
157,471	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A1, 5.566%, 7/22/2024[3,8]	157,473
500,000	Signal Peak CLO 2 LLC Series 2015-1A, Class BR2, 7.088% (3-Month Term SOFR+176.16 basis points), 4/20/2029[3,4,8]	496,698

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,985	Sound Point CLO Ltd. Series 2016-3A, Class AR2, 6.597% (3-Month Term SOFR+125.16 basis points), 1/23/2029[3,4,8]	$2,988
	Stratus CLO Ltd.
190,185	Series 2021-3A, Class A, 6.538% (3-Month Term SOFR+121.16 basis points), 12/29/2029[3,4,8]	189,486
625,000	Series 2021-1A, Class C, 7.338% (3-Month Term SOFR+201.16 basis points), 12/29/2029[3,4,8]	615,938
194,401	Symphony Static CLO Ltd. Series 2021-1A, Class A, 6.443% (3-Month Term SOFR+109.16 basis points), 10/25/2029[3,4,8]	193,219
	Toyota Auto Receivables Owner Trust
87,310	Series 2023-B, Class A1, 5.225%, 5/15/2024[3]	87,290
400,000	Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	398,495
475,304	Toyota Lease Owner Trust Series 2023-A, Class A2, 5.300%, 8/20/2025[3,8]	473,223
	Voya CLO Ltd.
1,222,188	Series 2015-1A, Class A1R, 6.472% (3-Month Term SOFR+116.16 basis points), 1/18/2029[3,4,8]	1,222,240
556,162	Series 2017-1A, Class A1R, 6.520% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,8]	554,897
767,742	Series 2017-2A, Class A1R, 6.550% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,8]	766,991
	World Omni Auto Receivables Trust
10,534	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	10,513
633,928	Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	610,336
	World Omni Select Auto Trust
412,161	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	401,719
1,019,798	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	1,018,397
	Total Asset-Backed Securities
	(Cost $41,501,414)	41,692,053
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
5,976	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,8,9]	5,939
750,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	557,637
	Total Commercial Mortgage-Backed Securities
	(Cost $766,955)	563,576

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE — 19.9%
	BASIC MATERIALS — 1.2%
225,000	DuPont de Nemours, Inc. 6.736% (3-Month Term SOFR+137.16 basis points), 11/15/2023[4]	$225,110
465,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	450,188
220,000	Sherwin-Williams Co. 4.250%, 8/8/2025	214,017
		889,315
	COMMUNICATIONS — 1.1%
375,000	AT&T, Inc. 6.852% (3-Month Term SOFR+144.16 basis points), 6/12/2024[4]	377,222
350,000	Fox Corp. 4.030%, 1/25/2024[3]	347,544
70,000	Verizon Communications, Inc. 6.100% (SOFR Index+79 basis points), 3/20/2026[4]	70,368
		795,134
	CONSUMER, CYCLICAL — 2.9%
350,000	7-Eleven, Inc. 0.800%, 2/10/2024[3,8]	343,386
225,000	American Honda Finance Corp. 0.750%, 8/9/2024	215,546
250,000	Daimler Trucks Finance North America LLC 6.310% (SOFR Rate+100 basis points), 4/5/2024[4,8]	250,426
125,000	Hyundai Capital America 0.800%, 1/8/2024[8]	123,257
225,000	Lowe's Cos., Inc. 4.000%, 4/15/2025[3]	219,350
170,000	McDonald's Corp. 3.375%, 5/26/2025[3]	164,228
	Mercedes-Benz Finance North America LLC
200,000	3.650%, 2/22/2024[8]	198,279
150,000	0.750%, 3/1/2024[8]	146,877
15,000	Starbucks Corp. 5.742% (SOFR Index+42 basis points), 2/14/2024[3,4]	14,999
	Toyota Motor Credit Corp.
80,000	5.606% (SOFR Index+33 basis points), 1/11/2024[4]	79,988
90,000	4.450%, 5/18/2026	88,030
90,000	6.210% (SOFR Index+89 basis points), 5/18/2026[4]	90,441

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
250,000	Volkswagen Group of America Finance LLC 0.875%, 11/22/2023[8]	$248,328
		2,183,135
	CONSUMER, NON-CYCLICAL — 6.1%
460,000	AbbVie, Inc. 2.600%, 11/21/2024[3]	443,628
250,000	Amgen, Inc. 3.625%, 5/22/2024[3]	246,537
400,000	Astrazeneca Finance LLC 0.700%, 5/28/2024[3]	387,122
265,000	Baxter International, Inc. 5.758% (SOFR Index+44 basis points), 11/29/2024[4]	263,384
106,000	Biogen, Inc. 4.050%, 9/15/2025[3]	102,430
225,000	Cigna Corp. 3.250%, 4/15/2025[3]	216,545
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,5]	144,498
350,000	Gilead Sciences, Inc. 3.700%, 4/1/2024[3]	346,243
275,000	Haleon UK Capital PLC 3.125%, 3/24/2025[5]	264,213
250,000	Humana, Inc. 4.500%, 4/1/2025[3]	245,561
225,000	McCormick & Co., Inc. 3.150%, 8/15/2024[3]	219,936
225,000	Moody's Corp. 3.750%, 3/24/2025[3]	218,523
175,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	163,827
450,000	Pfizer, Inc. 3.400%, 5/15/2024	443,662
275,000	Stryker Corp. 3.500%, 3/15/2026[3]	262,206
250,000	Sysco Corp. 3.750%, 10/1/2025[3]	240,333
350,000	Thermo Fisher Scientific, Inc. 1.215%, 10/18/2024[3]	333,780
		4,542,428

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY — 1.1%
300,000	Enbridge, Inc. 5.951% (SOFR Index+63 basis points), 2/16/2024[4,5]	$300,026
250,000	TransCanada PipeLines Ltd. 6.833% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	250,768
250,000	Williams Cos., Inc. 4.300%, 3/4/2024[3]	248,144
		798,938
	FINANCIAL — 0.3%
250,000	Aon Global Ltd. 3.500%, 6/14/2024[3,5]	245,469
	INDUSTRIAL — 2.8%
320,000	Boeing Co. 1.433%, 2/4/2024[3]	314,943
340,000	Canadian Pacific Railway Co. 1.350%, 12/2/2024[3,5]	322,424
250,000	Caterpillar Financial Services Corp. 5.582% (SOFR Rate+27 basis points), 9/13/2024[4]	249,945
340,000	John Deere Capital Corp. 6.104% (SOFR Index+79 basis points), 6/8/2026[4]	342,304
150,000	Packaging Corp. of America 3.650%, 9/15/2024[3]	146,632
465,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[3]	454,839
225,000	WRKCo, Inc. 3.750%, 3/15/2025[3]	218,527
		2,049,614
	TECHNOLOGY — 1.9%
275,000	Apple, Inc. 3.250%, 2/23/2026[3]	262,861
220,000	Fidelity National Information Services, Inc. 0.600%, 3/1/2024	215,022
250,000	Fiserv, Inc. 3.800%, 10/1/2023[3]	250,000
	Hewlett Packard Enterprise Co.
62,000	4.450%, 10/2/2023[3]	62,000
225,000	1.450%, 4/1/2024[3]	220,031
400,000	International Business Machines Corp. 3.000%, 5/15/2024	393,282
		1,403,196

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 2.5%
465,000	American Electric Power Co., Inc. 2.031%, 3/15/2024	$456,398
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	144,678
280,000	Dominion Energy, Inc. 3.300%, 3/15/2025[3]	269,967
350,000	DTE Energy Co. 4.220%, 11/1/2024[10]	343,602
225,000	Eversource Energy 0.800%, 8/15/2025[3]	205,199
	NextEra Energy Capital Holdings, Inc.
300,000	5.725% (SOFR Index+40 basis points), 11/3/2023[3,4]	299,992
125,000	4.255%, 9/1/2024	123,023
		1,842,859
	Total Corporate
	(Cost $14,876,232)	14,750,088
	U.S. GOVERNMENT — 19.7%
	United States Treasury Bill
250,000	4.440%, 10/12/2023	249,634
1,000,000	4.657%, 10/19/2023	997,504
250,000	4.710%, 10/26/2023	249,120
500,000	4.576%, 11/2/2023	497,725
3,200,000	5.243%, 11/9/2023	3,182,131
4,500,000	5.095%, 11/16/2023	4,470,246
1,000,000	5.267%, 11/21/2023	992,625
750,000	5.298%, 11/28/2023	743,680
2,250,000	4.266%, 11/30/2023	2,230,364
1,000,000	5.348%, 12/7/2023	990,265
	Total U.S. Government
	(Cost $14,607,495)	14,603,294
	Total Bonds
	(Cost $71,752,096)	71,609,011

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.9%
672,154	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.15%[11,12]	$672,154
	Total Short-Term Investments
	(Cost $672,154)	672,154
	TOTAL INVESTMENTS — 100.6%
	(Cost $74,590,732)	74,466,997
	Liabilities in Excess of Other Assets — (0.6)%	(418,264)
	TOTAL NET ASSETS — 100.0%	$74,048,733

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $28,348,782 which represents 38.28% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Step rate security.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $528,429, which represents 0.71% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.